LEASES - Schedule of maturities of lease liabilities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Company's commitments resulting from leases
Total lease payments	$ 942.8
2026
Company's commitments resulting from leases
Total lease payments	142.8
2027
Company's commitments resulting from leases
Total lease payments	0.0
2028
Company's commitments resulting from leases
Total lease payments	0.0
2029
Company's commitments resulting from leases
Total lease payments	0.0
2030
Company's commitments resulting from leases
Total lease payments	0.0
Thereafter
Company's commitments resulting from leases
Total lease payments	800.0
Lease liabilities
Company's commitments resulting from leases
Total lease payments	977.6
Less: present value adjustment	(159.6)
Present value of lease liabilities	818.0
Lease liabilities | 2026
Company's commitments resulting from leases
Total lease payments	198.8
Lease liabilities | 2027
Company's commitments resulting from leases
Total lease payments	166.7
Lease liabilities | 2028
Company's commitments resulting from leases
Total lease payments	137.9
Lease liabilities | 2029
Company's commitments resulting from leases
Total lease payments	111.5
Lease liabilities | 2030
Company's commitments resulting from leases
Total lease payments	82.3
Lease liabilities | Thereafter
Company's commitments resulting from leases
Total lease payments	$ 280.4